NOTE 6 ACQUISITION OF KAI MEDICAL (Details 1) - Kai Medical	12 Months Ended
Dec. 31, 2020 USD ($)
Lease 1
Statement [Line Items]
Remaining term (months)	20 years
Incremental borrowing rate	5.50%
Fair value on acquisition	$ 60,145
Lease 1 | Miniimum
Statement [Line Items]
Monthly payments	3,050
Lease 1 | Maxiimum
Statement [Line Items]
Monthly payments	$ 3,250
Lease 2
Statement [Line Items]
Remaining term (months)	5 years
Incremental borrowing rate	5.50%
Fair value on acquisition	$ 14,039
Monthly payments	$ 2,850
Lease 3
Statement [Line Items]
Remaining term (months)	55 years
Incremental borrowing rate	5.50%
Fair value on acquisition	$ 122,536
Monthly payments	$ 2,554
Lease 4
Statement [Line Items]
Remaining term (months)	55 years
Incremental borrowing rate	5.50%
Fair value on acquisition	$ 97,949
Monthly payments	$ 2,041